Provisions	6 Months Ended
Jul. 31, 2020
Provisions [abstract]
Provisions
13	Provisions

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Current:
Other provisions	8,841	5,205
Make good	602	639
	9,443	5,844

	31 July 2020 NZ $000’s	31 January 2020 NZ $000’s
Non-current:
Make good	1,391	1,796
	1,391	1,796

	Other provisions NZ$000’s	Make good NZD$000’s	Total NZ$000’s

Opening balance at 1 February 2020	5,205	2,435	7,640
Additional provisions recognised	5,717	26	5,743
Amounts used during the year	(1,983)	(439)	(2,422)
Exchange differences	(98)	(29)	(127)
Balance at 31 July 2020	8,841	1,993	10,834

Opening balance at 1 August 2019	-	2,380	2,380
Additional provisions recognised	5,205	8	5,213
Amounts used during the year	-	(6)	(6)
Other movements	-	(69)	(69)
Exchange differences	-	122	122
Balance at 31 January 2020	5,205	2,435	7,640

Other provisions

On March 24, 2020, Timothy Connell filed a complaint against us, a subsidiary of ours, and Mr. Davis-Rice, alleging, among other things, that certain shares issued to him in satisfaction of a debt were not registered for resale as promised. Mr. Connell seeks rescission of the transaction. In addition to this, a claim by William Gibson and Ivory Castle Limited, was also provided for although no official complaint had been received by the Group at the date of this report. The total amount provided for is NZ$5.7m

In the prior year, the Group entered into an agreement terminating the license agreement with Heidi Klum. The termination agreement provides that we may continue selling existing Heidi Klum branded products, as well as Heidi Klum branded products manufactured on or prior to June 30, 2020 under existing contracts. The right to continue selling such products will continue until six months after the date of the termination agreement in the Northern Hemisphere and until 12 months after the date of the termination agreement in the Southern Hemisphere. The original terms of the termination fee to Heidi Klum in lieu of further royalties was payable in instalments through to 30 December 2020, however the Group has obtained an extension due to the impact of COVID-19.

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (31 January 2020: 2%).